UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-6108

                          Investors Municipal Cash Fund
                          -----------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  03/31
                          -----

Date of reporting period:  06/30/05
                          ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Tax-Exempt New York Money Market Fund
Investment Portfolio as of June 30, 2005 (Unaudited)
-------------------------------------------------------------------------------------------------------------------------

                                                                                                   Principal
                                                                                                   Amount ($)   Value ($)
                                                                                         --------------------------------

Municipal Bonds and Notes 103.0%
New York 93.6%
Albany, NY, Industrial Development Agency, Davies Office Refurbishing,
AMT, 2.39%*, 2/1/2017, HSBC Bank USA (a)                                                     390,000             390,000
Hempstead, NY, Industrial Development Agency, Trigen-Nassua Energy,
AMT, 2.36%*, 9/15/2015, Societe Generale (a)                                               1,300,000           1,300,000
Islip, NY, Union Free School District 002, Tax Anticipation Notes,
3.5%, 6/29/2006                                                                            1,750,000           1,763,405
Long Island, NY, Power Authority, Electric System Revenue:
Series 1B, 2.26%*, 5/1/2033, State Street Bank & Trust Co. (a)                             1,300,000           1,300,000
2.68%, 8/5/2005                                                                              500,000             500,000
Nassau, NY, Health Care Corp. Revenue, Series 2004-C1, 2.2%*, 8/1/2029 (b)                   100,000             100,000
New York, Housing Finance Agency Revenue, Multi-Family Housing,
Series A, AMT, 2.32%*, 11/1/2028 (b)                                                       2,600,000           2,600,000
New York, Jay Street Development Corp., Centers Facility Lease Revenue,
Series A-2, 2.23%*, 5/1/2022, Depfa Bank PLC (a)                                             650,000             650,000
New York, Metropolitan Transportation Authority Revenue:
Series 848-D, 144A, 2.3%*, 11/15/2021 (b)                                                    300,000             300,000
Series 1040, 144A, 2.31%*, 11/15/2020 (b)                                                    200,000             200,000
New York, State Dormitory Authority Revenue:
Series B09, 144A, 2.31%*, 3/15/2023 (b)                                                      350,000             350,000
Series 1997, 2.59%, 9/9/2005                                                                 500,000             500,000
Series A-09, 144A, 2.78%*, 5/15/2031 (b)                                                   1,000,000           1,000,000
New York, State Dormitory Authority Revenue, Cornell University,
Series B, 2.18%*, 7/1/2030                                                                    85,000              85,000
Series B, 2.26%*, 7/1/2025                                                                 2,245,000           2,245,000
New York, State Dormitory Authority Revenue, Mental Health Services,
Series D-2A, 2.25%*, 2/15/2031 (b)                                                           300,000             300,000
New York, State Dormitory Authority Revenue, Metropolitan
Museum of Art, Series B, 2.18%*, 7/1/2023                                                    150,000             150,000
New York, State General Obligation:
Series B, 1.58%*, 3/15/2030, Dexia Credit Local FRNC (a)                                     100,000             100,000
Series H-3, 2.18%*, 3/1/2034, Bank of New York (a)                                         3,000,000           3,000,000
Series H-4, 2.21%*, 3/1/2034, Bank of New York (a)                                           150,000             150,000
Series A-6, 2.22%*, 8/1/2031, Landesbank Baden-Wurttemberg (a)                             1,000,000           1,000,000
Series A-3, 2.23%*, 8/1/2031, BNP Paribas (a)                                                400,000             400,000
Series A-4, 2.34%*, 8/1/2021, Landesbank Baden-Wurttemberg (a)                             2,550,000           2,550,000
2.6%, 9/7/2005                                                                               500,000             500,000
New York, State Housing Finance Agency Revenue:
Series A, AMT, 2.25%*, 5/1/2029                                                              300,000             300,000
Series E-39, AMT, 2.36%*, 11/15/2031                                                       2,200,000           2,200,000
New York, State Housing Finance Agency Revenue, Normandie
Court I Project, 2.2%*, 5/15/2015, Landesbank Hessen-Thuringen (a)                         1,600,000           1,600,000
New York, State Local Assistance Corp., Series B, 2.18%*, 4/1/2023,
Westdeutsche Landesbank (a)                                                                1,500,000           1,500,000
New York, State Local Government Assistance Corp., Series 4V,
2.31%*, 4/1/2022 (b)                                                                         250,000             250,000
New York, Tobacco Settlement Financing Corp., Series R-6500,
144A, 2.32%*, 6/1/2021 (b)                                                                   400,000             400,000
New York, Triborough Bridge & Tunnel Authority Revenue,
Series A, 2.23%*, 1/1/2031 (b)                                                               160,000             160,000
New York City, NY, Housing Development Corp., Mortgage Revenue,
Multi-Family Columbus Apartments, Series A, 2.2%*, 3/15/2025                                 900,000             900,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue,
Allen Stevenson School, 2.3%*, 12/1/2034, Allied Irish Bank PLC (a)                        3,200,000           3,200,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue,
Lycee Francais de New York Project, Series B, 2.25%*, 6/1/2032,
JPMorgan Chase Bank (a)                                                                    1,000,000           1,000,000
New York City, NY, Municipal Water Finance Authority,
Water & Sewer System Revenue:
Series PT-2114, 144A, 2.31%*, 12/15/2011                                                     260,000             260,000
Series F-1, 2.34%*, 6/15/2033                                                                300,000             300,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer
System Revenue, Fiscal 2003:
Series C-2, 2.22%*, 6/15/2018                                                              4,000,000           4,000,000
Series C-1, 2.34%*, 6/15/2018                                                                570,000             570,000
New York City, NY, Transitional Finance Authority Revenue, NYC Recovery:
Series 1, 2.23%*, 11/1/2022                                                                  250,000             250,000
Series 1, 2.23%*, 11/1/2022                                                                  250,000             250,000
Series 1-1D, 2.26%*, 11/1/2022                                                             1,200,000           1,200,000
Series 1-1B, 2.35%*, 11/1/2022                                                             1,000,000           1,000,000
New York City, NY, Transitional Finance Authority, Star Certificate,
Series 2003-7, 144A, 2.31%*, 2/1/2009                                                        500,000             500,000
Niagara County, NY, Industrial Development Agency, Civic Facility Revenue,
NYSARC, Inc. Opportunities Unlimited, Series A, 2.37%*, 9/1/2021,
KeyBank NA (a)                                                                               510,000             510,000
Oneida Indian Nation, NY, Revenue Bond, 2.28%*, 10/1/2032,
Bank of America NA (a)                                                                     3,185,000           3,185,000
Onondaga County, NY, Industrial Development Agency, Civic Facility Revenue,
YMCA of Greater Syracuse, Series A, 2.37%*, 11/1/2025, HSBC Bank PLC (a)                     300,000             300,000
Otsego County, NY, Industrial Development Agency, Civic Facility Revenue,
Noonan Community Service Corp. Project, Series A, 2.35%*, 3/1/2025,
Wilber National Bank (a)                                                                     375,000             375,000
Port Authority of New York and New Jersey, Special Obligation Revenue,
AMT, Series PT-1755, 144A, 2.36%*, 6/1/2011 (b)                                            1,290,000           1,290,000
Schoharie County, NY, Industrial Development Agency, Civic Facility Revenue,
Bassett Hospital Project, Series A, 2.37%*, 2/1/2021, KeyBank NA (a)                         380,000             380,000
Yates County, NY, Industrial Development Agency, Civic Facility Revenue,
Series B, 2.32%*, 9/1/2015, KeyBank NA (a)                                                   500,000             500,000
                                                                                                             -----------
                                                                                                              47,813,405
New Jersey 1.4%
New Jersey, Economic Development Authority, 2.37%, 7/11/2005                                 680,000             680,000
                                                                                                             -----------

Puerto Rico 8.0%
ABN AMRO, Munitops Certificates Trust, Series 2000-17,
144A, 2.29%*, 10/1/2008                                                                    4,100,000           4,100,000
                                                                                                             -----------

                                                                                               % of
                                                                                            Net Assets        Value ($)

Total Investment Portfolio  (Cost $52,593,405)                                                 103.0          52,593,405
Other Assets and Liabilities, Net                                                               -3.0          -1,519,609
                                                                                                             -----------
Net Assets                                                                                     100.0          51,073,796
                                                                                                             ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of June 30, 2005.

(a) Security incorporates a letter of credit from a major bank.

(b) Bond is insured by one of these companies:

                                                          As a % of Total
Insurance Coverage                                      Investment Portfolio
----------------------------------------------------------------------------
Ambac Financial Group                                       7.6
----------------------------------------------------------------------------
Financial Guaranty Insurance Company                        1.6
----------------------------------------------------------------------------
Financial Security Assurance Inc.                           1.0
----------------------------------------------------------------------------
MBIA Corporation                                            3.0
----------------------------------------------------------------------------

AMT:  Subject to alternative minimum tax.

144A: Security Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Tax-Exempt New York Money Market Fund, a
                                    series of Investors Municipal Cash Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Tax-Exempt New York Money Market Fund, a
                                    series of Investors Municipal Cash Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 24, 2005



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               August 24, 2005